OTHER COMMITMENTS (Details Narrative)	Dec. 31, 2021 USD ($)
OTHER COMMITMENTS (Details Narrative)
Purchase commitments and other obligations	$ 1,800,000
Purchase commitments and other obligations expected to be paid beyond the next 12 months	$ 3,500